Financial Instruments - Summary of Interest Rate Risk (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Fair value interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 17,007,765	$ 555,446	$ 16,434,562
Financial liabilities	84,315,866	2,753,621	91,152,265
Cash flow interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	51,158,406	1,670,751	41,964,775
Financial liabilities	$ 117,160,631	$ 3,826,278	$ 121,370,564